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January 17, 2006


Mail Stop 4561

VIA EDGAR

Ms. Jennifer Gowetski
Division of Corporation Finance
United States Securities and Exchange Commission
450 Fifth St., N.W.
Washington, DC 20549

RE: JAG MEDIA HOLDINGS, INC.
    POST EFFECTIVE AMENDMENT NO. 2 TO REGISTRATION STATEMENT ON FORM SB-2 FILED DECEMBER 30, 2005
    FILE NO. 333-118029

Dear Ms. Gowetski:

On behalf of our client, JAG Media Holdings, Inc. (the "Company"), we are responding to the comments set forth in the comment letter from the staff (the "Staff") of the U.S. Securities and Exchange Commission (the "SEC") dated January 10, 2006 in respect to the Post Effective Amendment No. 2 to the Company's Registration Statement on Form SB-2 (the "Post Effective Amendment").

In response to your letter, set forth below are your comments in italics followed by our responses to your comments.

Where indicated below, we have included changes to the disclosure in the Post Effective Amendment to the Registration Statement on Form SB-2, which we are filing contemporaneously with this response letter.

         1. Please update your Item 512(a) undertakings in accordance with amendments thereto that became effective as of December 1, 2005.

The Company has revised the Item 512(a) undertakings in accordance with the amendments thereto that became effective as of December 1, 2005.

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United States Securities and Exchange Commission
January 17, 2006
Page 2

2. We note the Form 8-K filed on December 30, 2005 in connection with the proposed merger by and among JAG Media Holdings, Inc., Cryptometrics Acquisition, Inc., Cryptometrics, Inc., Robert Barra and Michael A. Vitale. Please expand your disclosure in the Business Section on page 1 and the Risk Factors section to reflect the proposed merger.

The Company has revised the Business Section on page 1 to include a description of the terms of the proposed merger between Cryptometrics, Inc. and Cryptometrics Acquisition, Inc. The description discloses that holders of Cryptometrics, Inc. common stock immediately prior to the effective time of the merger will receive approximately 88% of the Company's common stock in exchange for the surrender of the shares of Cryptometrics, Inc. common stock such stockholders hold immediately prior to the effective time of the merger.

The description also sets forth conditions that must be fulfilled in order for the proposed merger to be consummated, including, (i) the delivery by the Company and Cryptometrics, Inc. of disclosure schedules to one another which are satisfactory to both parties by January 18, 2006, (ii) the approval by the Company's stockholders of an amendment to the Company's articles of incorporation to increase its authorized shares of common stock from 250,000,000 to 500,000,000, (iii) the approval by the Company's stockholders of an amendment to the Company's articles of incorporation to change the Company's name to Cryptometrics, Inc. and (iv) the listing of the Company's common stock on the NASDAQ Capital Market.

In addition, until the Company and Cryptometrics, Inc. agree otherwise, the merger agreement, notwithstanding approval by the Cryptometrics, Inc. stockholders, may be cancelled with or without any reason at any time by either the Company or Cryptometrics, Inc. with no liability.

The Company has also revised the Risk Factors section of the Post Effective Amendment to include risk factors under the following heading: "Risk Related to the Proposed Merger and Cryptometrics' Business".

Before the amended Registration Statement on Form SB-2 becomes effective, the Company will provide the SEC with a letter acknowledging that:

o should the SEC or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the SEC from taking any action with respect to the filing;

o the action of the SEC or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

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United States Securities and Exchange Commission
January 17, 2006
Page 3

o the Company may not assert Staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

         If you have any questions, please feel free to contact me at
(212) 309-6103.


Sincerely yours,

/s/ Martina A. Brosnahan
------------------------
Martina A. Brosnahan


cc: JAG Media Holdings, Inc.
    ------------------------
    Thomas J. Mazzarisi
    Stephen J. Schoepfer

    Morgan Lewis & Bockius, LLP
    ---------------------------
    W. Preston Tollinger, Jr.